Loss Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common stock warrant and common stock options exercised (in shares)	1,720,649	3,420,697	25,686,153
Number of common stock issued for stock warrant and stock options exercised (in shares)	1,447,792	3,292,753	24,466,106
Shares surrendered in lieu of cash payment (in shares)	272,857	127,944	1,220,047
Common stock investments, available for sale
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share calculation (in shares)	6,255,624	4,736,104	14,269,717